SCHEDULE OF CONDENSED CASH FLOWS (Details) - USD ($)	2 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net cash (used in) provided by operating activities		$ 755,719	$ 3,679,701
Net cash used in investing activities		(229,441)	(406,360)
Net cash provided by financing activities		$ (3,681,248)	$ (837,140)
Gamehaus Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net cash (used in) provided by operating activities				$ 3,153,580	$ 2,190,078
Net cash used in investing activities				(407,345)	(1,451,916)
Net cash provided by financing activities				$ 107,986	4,518,015
Kuangre SH [Member] | Gamehaus Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net cash (used in) provided by operating activities	$ (4,380,861)				24,630,245
Net cash used in investing activities					(3,522,229)
Net cash provided by financing activities					$ 1,320,336